Real estate properties development completed and under development (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Real Estate Properties [Line Items]
Real estate properties development completed	$ 381,237,725	$ 477,179,252
Under development	2,562,293,381	2,632,376,891
Profit recognized	178,898,299	332,294,461
Progress billings	(605,965,312)	(1,245,536,188)
Total real estate properties under development	2,135,226,368	1,719,135,164
Total real estate properties development completed and under development	2,516,464,093	2,196,314,416
Real estate properties under development	2,135,226,368	1,719,135,164
Aggregate net book value of land use right pledged as collateral for bank loans	481,999,694	379,078,976
Real estate properties under development pledged as collateral for certain bank loans	39,730,922	119,208,603
Use Rights [Member]
Real Estate Properties [Line Items]
Real estate properties under development	1,570,542,771	1,231,794,738
Zhengzhou Century East A [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,361,326	2,277,168
Suzhou International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	1,119,152	89,490
Suzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,393,842	16,624,117
Kunshan International City Garden [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	500,541	867,612
Jinan Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	2,184,911	2,309,387
Zhengzhou Xin City [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	13,306,319	15,762,256
Beijing Xindo Park [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	53,344,269	52,671,437
Suzhou Lake Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	43,705,398	76,426,976
Xingyang Splendid Phase I [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	11,431,860	11,344,548
Zhengzhou Xindo Park (residential) [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	13,806,463	9,985,798
Shanghai Yipin Royal Palace [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	87,599,106	91,307,299
Xuzhou Colorful City [Member]
Real Estate Properties [Line Items]
Under development	33,046,389	39,910,908
Kunshan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	38,619,020	106,317,899
Xingyang Splendid Phase II [Member]
Real Estate Properties [Line Items]
Under development	43,725,121	65,914,086
Xingyang Splendid Phase III [Member]
Real Estate Properties [Line Items]
Under development	31,967,125	25,059,220
New York Oosten [Member]
Real Estate Properties [Line Items]
Real estate properties development completed	149,484,538	197,513,164
Xingyang Splendid Phase IV [Member]
Real Estate Properties [Line Items]
Under development	7,887,063	7,355,332
Zhengzhou Xindo Park (commercial) [Member]
Real Estate Properties [Line Items]
Under development	79,496,983	97,287,900
Jinan Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	199,769,258	267,899,017
Sanya Yazhou Bay No.1 [Member]
Real Estate Properties [Line Items]
Under development	144,727,730	142,950,465
Changsha Xinyuan Splendid [Member]
Real Estate Properties [Line Items]
Under development	148,336,752	213,231,900
Chengdu Thriving Family [Member]
Real Estate Properties [Line Items]
Under development	221,551,800	265,695,975
Jinan Xin Central [Member]
Real Estate Properties [Line Items]
Under development	91,938,057	120,430,389
Zhengzhou Fancy City [Member]
Real Estate Properties [Line Items]
Under development	10,331,557	67,957,047
Tianjin Spring Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	43,431,954	90,412,297
Henan Xin Central I [Member]
Real Estate Properties [Line Items]
Under development	19,502,055	112,073,981
Henan Xin Central II [Member]
Real Estate Properties [Line Items]
Under development	55,501,531	51,633,387
Zhengzhou Fancy City II (South) [Member]
Real Estate Properties [Line Items]
Under development	6,107,657	52,819,852
Zhengzhou Fancy City II (North) [Member]
Real Estate Properties [Line Items]
Under development	39,037,795	36,768,148
Kunshan Xindo Park [Member]
Real Estate Properties [Line Items]
Under development	49,679,451	94,591,527
Zhengzhou International New City I [Member]
Real Estate Properties [Line Items]
Under development	117,407,233	140,971,898
Zhengzhou International New City II [Member]
Real Estate Properties [Line Items]
Under development	80,977,870	58,441,356
Beijing Liyuan Project [Member]
Real Estate Properties [Line Items]
Under development	163,024,914	149,726,569
Changsha Mulian Royal Palace [Member]
Real Estate Properties [Line Items]
Under development	78,740,605	53,014,425
Changsha Remin East Road Project [Member]
Real Estate Properties [Line Items]
Under development	48,005,908	0
Zhengzhou International New City III [Member]
Real Estate Properties [Line Items]
Under development	112,787,054	0
Zhuhai Prince Project [Member]
Real Estate Properties [Line Items]
Under development	88,917,347	0
Xi'an Aerospace City Project [Member]
Real Estate Properties [Line Items]
Under development	125,116,008	0
Kunshan Zhongyu Project [Member]
Real Estate Properties [Line Items]
Under development	112,212,422	0
Zhengzhou International New City IV [Member]
Real Estate Properties [Line Items]
Under development	26,618,466	0
Zhengzhou Hangmei Project [Member]
Real Estate Properties [Line Items]
Under development	7,988,683	0
XIN Eco Marine Group Properties Sdn Bhd [Member]
Real Estate Properties [Line Items]
Under development	10,511,324	9,961,455
Hudson Garden Project [Member]
Real Estate Properties [Line Items]
Under development	72,088,154	64,926,299
Xi'an Metropolitan [Member]
Real Estate Properties [Line Items]
Under development	179,817,353	228,453,322
Flushing Project [Member]
Real Estate Properties [Line Items]
Under development	$ 73,422,742	$ 68,572,237